ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS (Tables)	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF SUBSIDIARIES AND VARIABLE INTEREST ENTITY

The following table lists our subsidiaries as of the respective date as indicated below.

Entities	Subsidiaries	June 30, 2023 % owned	December 31, 2022 % owned	December 31, 2021 % owned	Location

Taoping Inc.					British Virgin Islands
Taoping Holdings Limited (THL)	Subsidiary	100%	100%	100%	British Virgin Islands
Taoping Group (China) Ltd. (IST HK)	Subsidiary	100%	100%	100%	Hong Kong, China
Taoping Digital Assets (Asia) Limited (TDAL)	Subsidiary	100%	100%	100%	Hong Kong, China
Taoping Digital Assets (Hong Kong) Limited (TDL)	Subsidiary	100%	100%	100%	Hong Kong, China
Taoping Capital Limited (TCL)	Subsidiary	100%	100%	100%	Hong Kong, China
Alpha Digital Group Ltd. (ADG)	Subsidiary	-	-	100%	Cayman, Island
Kazakh Taoping Operation Management Co. Ltd. (KTO)	Subsidiary	100%	100%	100%	Kazakhstan
Kazakh Taoping Data Center Co. Ltd. (KTD)	Subsidiary	100%	100%	100%	Kazakhstan
Information Security Tech. (China) Co., Ltd. (IST)	Subsidiary	100%	100%	100%	Shenzhen, China
TopCloud Software (China) Co., Ltd. (TopCloud)	Subsidiary	100%	100%	100%	Shenzhen, China
Information Security IoT Tech. Co., Ltd. (ISIOT)	Subsidiary	100%	100%	100%	Shenzhen, China
iASPEC Technology Group Co., Ltd. (iASPEC)	Subsidiary	-	-	100%	Shenzhen, China
Biznest Internet Tech. Co., Ltd. (Biznest)	Subsidiary	100%	100%	100%	Shenzhen, China
iASPEC Bocom IoT Tech. Co., Ltd. (Bocom)	Subsidiary	100%	100%	100%	Shenzhen, China
Taoping New Media Co., Ltd. (TNM)	Subsidiary	100%	100%	100%	Shenzhen, China
Shenzhen Taoping Education Technology Co., Ltd. (SZTET)	Subsidiary	-	-	51%	Shenzhen, China
Wuhu Taoping Education Technology Co., Ltd. (WHTET)	Subsidiary	-	-	51%	Wuhu, China
Taoping Digital Tech. (Dongguan) Co., Ltd. (TDTDG)	Subsidiary	-	-	100%	Dongguan, China
TopCloud Tech. (Chenzhou) Co., Ltd. (TCTCZ)	Subsidiary	100%	100%	100%	Chenzhou, China
Taoping Digital Tech. (Jiangsu) Co., Ltd. (TDTJS)	Subsidiary	100%	100%	100%	Jiangsu, China
Zhenjiang Taoping IoT Tech. Co., Ltd. (ZJIOT)	Subsidiary	100%	100%	-	Zhenjiang, China
Taoping EP Holdings (Shenzhen) Co., Ltd. (TEPH)	Subsidiary	51%	-	-	Shenzhen, China